Victory Pioneer Disciplined Value Fund Expense Example - Victory Pioneer Disciplined Value Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 652
Expense Example, with Redemption, 3 Years	816
Expense Example, with Redemption, 5 Years	1,009
Expense Example, with Redemption, 10 Years	1,567
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	863
Expense Example, with Redemption, 10 Years	1,906
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	271
Expense Example, with Redemption, 10 Years	641
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	290
Expense Example, with Redemption, 10 Years	$ 714